CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash Flows from Operating Activities
Net Cash Provided by Operating Activities	$ 7,627	$ 11,518
Cash Flows from Investing Activities
Investment in Vessels	(63,480)	(132,978)
Deposit on Contracts paid	(1,661)	(14,178)
Cash Placement in Time Deposit	0	(45,000)
Net Cash Used in Investing Activities	(65,141)	(192,156)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	100,153
Proceeds from Use of Credit Facility	42,000	40,000
Repayments on Credit Facility	0	(40,000)
Credit Facility Costs	(1,217)	(765)
Repurchase of Treasury Stock	(3,451)	0
Dividends Paid	(18,484)	(20,676)
Net Cash Provided by Financing Activities	18,848	78,712
Net Decrease in Cash and Cash Equivalents	(38,666)	(101,926)
Cash and Cash Equivalents at Beginning of Period	46,398	109,819
Effect of exchange rate changes on Cash and Cash Equivalents	(300)	(6)
Cash and Cash Equivalents at the End of Period	$ 7,432	$ 7,887